Registration No. 333-98691

_________________________________________________________________________________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No. __1__                  [ ] Post-Effective Amendment No. _____

(Check appropriate box or boxes)

Exact name of Registrants as Specified in Charter:

_________________________________________________________________________________

USAllianz Variable Insurance Products Trust
55 Greens Farms Road
Westport, Connecticut 06881

Registrant's Telephone Number: 1-877-833-7113

Name and Address of Agent for Service:
Curtis Barnes
Bisys Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Copy to:
James D. Alt, Esq.
Dorsey & Whitney LLP
Suite 1500
50 South Sixth Street
Minneapolis, Minnesota 55402

PIMCO Variable Insurance Trust
840 Newport Center Drive
Newport Beach, California 92660

Registrant's Telephone Number: 1-949-720-4700

Name and Address of Agent for Service:
R. Wesley Burns
Pacific Investment Management Company
840 Newport Center Drive
Newport Beach, California 92660

Copy to:
Robert W. Helm, Esq.
Dechert Price & Rhoads
1775 Eye Street, NW
Washington DC 20006

Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.

_________________________________________________________________________________

The title of the securities being registered is Shares.

In regards to USAllianz Variable Insurance Products Trust, no filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-83423 and 811-9491) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2001 was filed on July 30, 2002. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

In regards to PIMCO Variable Insurance Trust, no filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-37115 and 811-8399) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2001 was filed on March 27, 2002. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

The registrants hereby amend this registration statement on such date or dates as may be necessary to delay its effective date until the registrants shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

Incorporation by Reference
and
Explanatory Note

Part A (Prospectus/Proxy Statement) and Part B (Statement of Additional Information) of this Registration Statement are incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of USAllianz Variable Insurance Products Trust (File No. 811-9491) filed with the Securities and Exchange Commission on September 24, 2002. Such Prospectus/Proxy Statement and Statement of Additional Information relate to the following separate Registrants:

  USAllianz Variable Insurance Products Trust, SEC File No. 811-9491.

  PIMCO Variable Insurance Trust, SEC File No. 811-8399.

This Registration Statement contains the cover page, Part C, signature page, and exhibits.

PART C

OTHER INFORMATION

Item 15. Indemnification.

     Reference is made to Article X of the Trust Instrument of the PIMCO Variable Insurance Trust (the "Trust") (filed as Exhibit (1)(a) hereto), which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust by the Trust pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Trust is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by trustees, officers or controlling persons of the Trust in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits.

(1)(a) Trust Instrument dated October 3, 1997.(1)

(1)(b) Certificate of Trust dated October 3, 1997.(1)

(2) By-Laws.(1)

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization. (Included as Appendix A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

(5) Not applicable.

(6) Form of Investment Advisory Contract.(2)

(7) Form of Distribution Contract.(3)

(8) Not applicable.

(9)(a) Form of Letter Agreement.(4)

(9)(b) Form of Custodian Agreement.(5)

(10) Form of Multi-Class Plan.(2)

(11) Opinion and consent of Dechert with respect to the legality of the securities being registered.(7)

**(12) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.

(13)(a) Form of Participation Agreement.(3)

(13)(b) Form of Services Agreement.(3)

(13)(c) Form of Amended Expense Limitation Agreement.(6)

*(14)(a) Consent of PricewaterhouseCoopers LLP with respect to financial statements of the PIMCO Variable Insurance Trust.

*(14)(b) Consent of KPMG LLP with respect to financial statements of USAllianz Variable Insurance Products Trust.

(15) Not applicable.

(16) Not applicable.

______________________________________

* Filed herewith.

** To be filed by amendment.

(1) Filed as an exhibit to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on October 3, 1997, and incorporated herein by reference.

(2) Filed as an exhibit to Post-Effective Amendment No. 6 to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on March 31, 2000, and incorporated herein by reference.

(3) Filed as an exhibit to Pre-Effective Amendment No. 1 to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on December 19, 1997, and incorporated herein by reference.

(4) Filed as an exhibit to Pre-Effective Amendment No. 2 to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on December 24, 1997, and incorporated herein by reference.

(5) Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of PIMCO Funds: Pacific Investment Management Series (File No. 33-12113) on November 17, 1997, and incorporated herein by reference.

(6) Filed as an exhibit to Post-Effective Amendment No. 4 to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on April 30, 1999, and incorporated herein by reference.

(7) Filed as an exhibit to PIMCO Variable Insurance Trust's Registration Statement on Form N-14 (File No. 333-98691) on August 23, 2002, and incorporated herein by reference.

Item 17. Undertakings.

     (1) The undersigned Registrants agree that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrants agree that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrants agree to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Washington, and the District of Columbia on the 26th day of September 2002.

                                                                        PIMCO Variable Insurance Trust

                                By: ____________________
                                Name: R. Wesley Burns*
                                Title: President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                               Title                                                   Date

____________________                     President and Trustee                        September 26, 2002
R. Wesley Burns*

____________________                     Treasurer (principal financial and       September 26, 2002
John P. Hardaway*                               accounting officer)

____________________                     Trustee                                                September 26, 2002
Guilford C. Babcock*

____________________                     Trustee                                                September 26, 2002
E. Philip Cannon*

____________________                     Trustee                                                 September 26, 2002
Thomas P. Kemp*

____________________                     Trustee                                                 September 26, 2002
J. Michael Hagan*

____________________                     Chairman and Trustee                         September 26, 2002
Brent R. Harris*

____________________                     Trustee                                                 September 26, 2002
William J. Popejoy*

____________________                     Trustee                                                 September 26, 2002
Vern O. Curtis*

*    By: /s/ ROBERT W. HELM
Robert W. Helm, as attorney-in-fact

*    Pursuant to powers of attorney filed with Post Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001.

SIGNATURES

      As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Golden Valley, and the state of Minnesota on the 24th day of September, 2002.

                                                                        USAllianz Variable Insurance Products Trust

                                By /s/ CHRISTOPHER PINKERTON
                                 Name: Christopher Pinkerton
                                Title: Chairman of the Board and President

      As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                                  Title                                               Date

/s/ CHRISTOPHER PINKERTON         Chairman of the Board and             September 24, 2002
Christopher Pinkerton*                            President

/s/ STEVEN D. PIERCE                         Treasurer (principal financial and     September 24, 2002
Steven D. Pierce                                      accounting officer)

/s/ HARRISON CONRAD                      Trustee                                           September 24, 2002
Harrison Conrad*

/s/ ROGER A. GELFENBEIN                Trustee                                          September 24, 2002
Roger A. Gelfenbein*

/s/ ARTHUR C. REEDS III                    Trustee                                           September 24, 2002
Arthur C. Reeds III*

*   By: /s/ STEWART GREGG
     Stewart Gregg, as attorney-in-fact

*   Pursuant to powers of attorney.

EXHIBIT LIST

Exhibit Number                       Name of Exhibit

(14) (a)                                    Consent of PricewaterhouseCoopers LLP

(14) (b)                                    Consent of KPMG LLP